Shareholder Report, Holdings (Details)	May 31, 2025
Adaptive Alpha Opportunities ETF | Dreyfus Treasury Securities CashÂ Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Adaptive Alpha Opportunities ETF | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Adaptive Alpha Opportunities ETF | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Adaptive Alpha Opportunities ETF | Financial Select Sector SPDR Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Adaptive Alpha Opportunities ETF | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Adaptive Alpha Opportunities ETF | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Adaptive Alpha Opportunities ETF | Palantir Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Adaptive Alpha Opportunities ETF | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Adaptive Alpha Opportunities ETF | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Adaptive Alpha Opportunities ETF | Constellation Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Adaptive Alpha Opportunities ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Adaptive Alpha Opportunities ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Adaptive Alpha Opportunities ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Adaptive Alpha Opportunities ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Adaptive Alpha Opportunities ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Adaptive Alpha Opportunities ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Adaptive Alpha Opportunities ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Adaptive Alpha Opportunities ETF | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Adaptive Alpha Opportunities ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Adaptive Alpha Opportunities ETF | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Adaptive Hedged Multi-Asset Income ETF | SPDR S&P 500 ETF Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Adaptive Hedged Multi-Asset Income ETF | FT Vest Gold Strategy Target Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Adaptive Hedged Multi-Asset Income ETF | MicroStrategy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Adaptive Hedged Multi-Asset Income ETF | Invesco QQQ Trust Series 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Adaptive Hedged Multi-Asset Income ETF | iShares Bitcoin Trust ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Adaptive Hedged Multi-Asset Income ETF | iShares 20+ Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Adaptive Hedged Multi-Asset Income ETF | VanEck Gold Miners ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Adaptive Hedged Multi-Asset Income ETF | YieldMax GOOGL Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Adaptive Hedged Multi-Asset Income ETF | Yieldmax Amzn Option Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Adaptive Hedged Multi-Asset Income ETF | YieldMax MSFT Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Adaptive Hedged Multi-Asset Income ETF | Exchange-Traded Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.00%
Adaptive Hedged Multi-Asset Income ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Adaptive Hedged Multi-Asset Income ETF | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Adaptive Hedged Multi-Asset Income ETF | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Adaptive Hedged Multi-Asset Income ETF | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Adaptive Hedged Multi-Asset Income ETF | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
RH Tactical Outlook ETF | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
RH Tactical Outlook ETF | SPDR S&P 500 ETF Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%
RH Tactical Outlook ETF | MicroStrategy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
RH Tactical Outlook ETF | SPDR Portfolio S&P 400 Mid Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
RH Tactical Outlook ETF | SPDR Gold Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
RH Tactical Outlook ETF | iShares Silver Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
RH Tactical Outlook ETF | MicroStrategy Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
RH Tactical Outlook ETF | Exchange-Traded Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
RH Tactical Outlook ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
RH Tactical Outlook ETF | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
RH Tactical Outlook ETF | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
RH Tactical Rotation ETF | SPDR S&P 500 ETF Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
RH Tactical Rotation ETF | SPDR Portfolio S&P 500 Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
RH Tactical Rotation ETF | SPDR NYSE Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
RH Tactical Rotation ETF | Communication Services Select Sector SPDR Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
RH Tactical Rotation ETF | Consumer Discretionary Select Sector SPDR Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
RH Tactical Rotation ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
RH Tactical Rotation ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
RH Tactical Rotation ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
RH Tactical Rotation ETF | Large-Cap Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.60%